Parnassus Mid Cap Fund

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (1.7%)

StandardAero Inc.[q]	1,670,974		35,675,295

Banks (2.5%)

Truist Financial Corp.	1,137,294		52,656,712

Capital Markets (9.1%)

Cboe Global Markets Inc.	273,212		75,212,531

Robinhood Markets Inc., Class Aq	178,567		20,088,788

The Bank of New York Mellon Corp.	694,149		100,394,770

			195,696,089

Commercial Services & Supplies (3.5%)

Republic Services Inc., Class A	354,977		74,499,023

Construction Materials (2.8%)

Vulcan Materials Co.	244,376		59,781,701

Electrical Equipment (3.0%)

Hubbell Inc., Class B	142,617		64,691,071

Entertainment (2.0%)

Liberty Media Corp., Class Cq	466,867		43,138,511

Equity Real Estate Investment Trusts (3.8%)

CBRE Group Inc., Class Aq	312,637		40,164,475

Realty Income Corp.	748,491		40,643,061

			80,807,536

Food & Staples Retailing (3.1%)

US Foods Holding Corp.[q]	734,847		67,760,242

Health Care Equipment & Supplies (5.2%)

Edwards Lifesciences Corp.[q]	758,310		65,457,319

Insulet Corp.[q]	104,066		13,577,491

Medline Inc., Class Aq,l	942,055		32,689,309

			111,724,119

Hotels, Restaurants & Leisure (3.9%)

Hilton Worldwide Holdings Inc.	143,962		45,797,191

Royal Caribbean Cruises Ltd.	144,694		38,468,347

			84,265,538

Household Durables (2.0%)

D.R. Horton Inc.	308,573		42,166,500

Independent Power & Renewable Electricity Producers (2.5%)

Brookfield Renewable Corp.	1,917,969		54,125,085

Insurance (5.3%)

The Allstate Corp.	218,020		48,369,917

W R Berkley Corp.	961,856		64,963,754

			113,333,671
	$		$

IT Services (1.6%)

Snowflake Inc., Class Aq		102,759		34,892,846

Life Sciences Tools & Services (3.7%)

Agilent Technologies Inc.		455,870		78,550,960

Machinery (8.9%)

CNH Industrial NV		4,951,699		63,629,332

Ingersoll Rand Inc.		823,873		61,881,101

Xylem Inc.		648,551		65,678,760

				191,189,193

Multi-Utilities (2.8%)

CMS Energy Corp.		968,652		61,102,568

Oil, Gas & Consumable Fuels (3.1%)

The Williams Companies, Inc.		996,983		67,764,935

Road & Rail (2.0%)

Old Dominion Freight Line Inc.		247,478		43,021,576

Semiconductors & Semiconductor Equipment (9.4%)

KLA Corp.		382,350		74,531,486

Lam Research Corp.		173,348		56,946,551

NXP Semiconductors NV		300,015		71,262,563

				202,740,600

Software (8.1%)

Autodesk Inc.[q]		192,694		40,273,046

Guidewire Software Inc.[q]		421,765		60,135,254

Synopsys Inc.[q]		168,754		73,397,865

				173,806,165

Specialty Retail (3.7%)

Dick’s Sporting Goods Inc.		220,156		29,564,749

O’Reilly Automotive Inc.[q]		575,386		49,143,718

				78,708,467

Technology Hardware, Storage & Peripherals (2.2%)

Western Digital Corp.		103,133		46,869,823

Trading Companies & Distributors (3.2%)

Ferguson Enterprises Inc.		303,879		67,649,543

Total investment in equities (99.1%) (cost $1,783,152,912)				2,126,617,769
	$		$		$		$
Short-Term Securities	Interest Rate		Maturity Date		Principal Amount ($)		Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.7%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class		3.81%						14,800,500

Time Deposits (1.0%)

JPMorgan Chase, New York		3.23%		10/01/2026		21,632,441		21,632,441

Total short-term securities (1.7%) (cost $36,432,941)								36,432,941

Total securities (100.8%) (cost $1,819,585,853)								2,163,050,710

Payable upon return of securities loaned (-0.7%)								(14,800,500)

Other assets and liabilities (-0.1%)								(3,164,342)

Total net assets (100.0%)								2,145,085,868

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2026. The total value of the securities on loan at September 30, 2026 was $14,481,720.

NV	Naamloze Vennootschap